Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Period to dry dock	25 years
Depreciation of vessels and equipment excluding amortization of dry-docking expenditure | $	$ 59.5	$ 42.5	$ 42.3
Income taxes, excluding freight taxes | $	$ 0.2
Company's Fleet [Member]
Significant Accounting Policies [Line Items]
Number of vessels	59
Charters In [Member]
Significant Accounting Policies [Line Items]
Number of vessels	13
High-Q Joint Venture [Member]
Significant Accounting Policies [Line Items]
Number of vessels	1
Ownership percentage	50.00%
Dry-Docking Activity [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Period to dry dock	2 years 6 months
Dry-Docking Activity [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Period to dry dock	5 years